AB CAP FUND, INC.

- AB FlexFeeTM International Strategic Core Portfolio

- AB FlexFeeTM Emerging Markets Growth Portfolio

(the “Funds”)

Supplement dated June 11, 2018 to the Prospectus and Statement of Additional Information dated April 30, 2018 for the Funds.

Effective immediately, the Funds are no longer offered through this Prospectus and Statement of Additional Information dated April 30, 2018. All references to the Funds are hereby removed.

Please refer to the Funds’ Prospectus and Statement of Additional Information dated April 30, 2018, as revised June 11, 2018, for information on the Funds.

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This Supplement should be read in conjunction with the Prospectus and Statement of Additional Information for the Funds.

You should retain this Supplement with your Prospectus and Statement of Additional Information for future reference.

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